Operating Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2026	$ 255
2027	254
2028	222
2029	229
2030	186
Total	1,146
Less: Imputed interest	(227)
Total	$ 919